UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM N-Q
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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)
________

Exchange Traded Concepts Trust
10900 Hefner Point Drive
Suite 207
Oklahoma City, OK 73120
(Address of principal executive offices) (Zip code)

J. Garrett Stevens
10900 Hefner Point Drive
Suite 207
Oklahoma City, OK 73120

Copy to:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2017

Date of reporting period: August 31, 2017

Item 1.   Schedule of Investments

ETF Industry Exposure & Financial Services ETF
Schedule of Investments
August 31, 2017 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 98.4%

Financials — 94.5%
Ameriprise Financial	432	$59,836
Bank of New York Mellon	1,086	56,776
BlackRock, Cl A	378	158,386
CBOE Holdings	1,773	178,878
Charles Schwab	3,759	149,984
Citigroup	279	18,980
CME Group, Cl A	432	54,346
E*TRADE Financial *	486	19,931
Eaton Vance	387	18,413
FactSet Research Systems	324	50,926
Franklin Resources	411	17,768
Goldman Sachs Group	84	18,794
Hancock Holding	387	17,009
Intercontinental Exchange	1,389	89,827
Invesco	4,557	149,378
JPMorgan Chase	1,029	93,526
Legg Mason	474	18,102
MarketAxess Holdings	90	17,366
Morgan Stanley	414	18,837
Morningstar	237	19,600
MSCI, Cl A	1,527	175,009
Nasdaq	1,284	96,788
Northern Trust	573	50,711
Principal Financial Group	285	17,818
S&P Global	1,083	167,139
SEI Investments	1,695	99,090
State Street	1,794	165,927
TD Ameritrade Holding	429	18,584
UMB Financial	249	16,713
US Bancorp	1,062	54,427
Virtu Financial, Cl A	5,040	90,468
Virtus Investment Partners	495	52,470
WisdomTree Investments	12,583	115,386
		2,347,193
Information Technology — 3.9%
DST Systems	1,491	76,533
Envestnet *	459	20,403
		96,936

Total Common Stock
(Cost $2,297,045)		2,444,129

Total Investments - 98.4%
(Cost $2,297,045)†		$2,444,129

Percentages are based on Net Assets of $2,483,657.

*	Non-income producing security.

†	At August 31, 2017, the tax basis cost of the Fund's investments was $2,297,045, and the unrealized appreciation and depreciation were $165,449 and $(18,365), respectively.

Cl — Class
MSCI — Morgan Stanley Capital International
S&P — Standard & Poor’s

As of August 31, 2017, all of the Fund's investments were considered level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended August 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

EMQ-QH-002-0100

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date:  October 27, 2017

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: October 27, 2017